Provisions - Summary of Provisions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Provisions
Other provisions at beginning of period	€ 2,128,310	€ 2,297,284
Additions	124,881	1,556,618
Reversals	(65,264)	(996,144)
Usage	(1,478,922)	(742,620)
Unwinding of discount	1,993	1,964
Currency translation effect	726	11,208
Other provisions at end of period	711,724	2,128,310	€ 2,297,284
Non‑current				€ 135,784	€ 134,476
Current				575,940	1,993,833
Total other provisions	711,724	2,128,310	2,297,284	711,724	2,128,310
Reversal Of Warranty Provision	65,000	996,000	427,000
Warranties
Provisions
Other provisions at beginning of period	516,581	1,422,331
Additions	124,881	74,648
Reversals	(65,264)	(996,144)
Currency translation effect	(258)	15,746
Other provisions at end of period	575,940	516,581	1,422,331
Current				575,940	516,581
Total other provisions	575,940	516,581	1,422,331	575,940	516,581
Reversal Of Warranty Provision	(65,000)
Asset Retirement Obligation
Provisions
Other provisions at beginning of period	134,476	132,333
Unwinding of discount	1,993	1,964
Currency translation effect	(685)	179
Other provisions at end of period	135,784	134,476	132,333
Non‑current				135,784	134,476
Total other provisions	135,784	134,476	132,333	€ 135,784	134,476
Litigation
Provisions
Other provisions at beginning of period		427,175
Usage		(427,175)
Other provisions at end of period			427,175
Total other provisions		427,175	427,175
Other
Provisions
Other provisions at beginning of period	1,477,253	315,445
Additions		1,481,970
Usage	(1,478,922)	(315,445)
Currency translation effect	1,669	(4,717)
Other provisions at end of period		1,477,253	315,445
Current					1,477,253
Total other provisions	€ 1,477,253	€ 1,477,253	€ 315,445		€ 1,477,253